iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  24 .6%
Aflac, Inc. ............................... 315,572 $ 26,034,690
American Equity Investment Life Holding Co.
(a)
...... 40,497 2,259,733
Brighthouse Financial, Inc.
(a)
.................. 41,798 2,211,950
CNO Financial Group, Inc. .................... 69,985 1,952,582
Genworth Financial, Inc. , Class A
(a)
.............. 236,460 1,579,553
Globe Life, Inc. ........................... 54,162 6,592,599
Lincoln National Corp. ...................... 83,049 2,239,832
MetLife, Inc. ............................. 298,193 19,719,503
National Western Life Group, Inc. , Class A ......... 1,582 764,138
Oscar Health, Inc. , Class A
(a)
.................. 99,303 908,622
Primerica, Inc. ............................ 22,276 4,583,510
Principal Financial Group, Inc. ................. 138,551 10,899,807
Prudential Financial, Inc. ..................... 192,403 19,954,115
Unum Group ............................. 116,484 5,267,407
104,968,041
a
Multi-line Insurance  —  8 .0%
American International Group, Inc. .............. 416,402 28,211,236
Assurant, Inc. ............................ 30,274 5,100,866
Horace Mann Educators Corp. ................. 20,652 675,320
33,987,422
a
Property & Casualty Insurance  —  67 .2%
Allstate Corp. (The) ........................ 136,516 19,109,510
Ambac Financial Group, Inc.
(a)
................. 33,765 556,447
American Financial Group, Inc. ................ 41,500 4,933,935
AMERISAFE, Inc. ......................... 13,907 650,569
Arch Capital Group Ltd.
(a)
.................... 234,423 17,410,596
Assured Guaranty Ltd. ...................... 35,137 2,629,302
Axis Capital Holdings Ltd. .................... 49,936 2,764,956
Chubb Ltd. .............................. 241,103 54,489,278
Cincinnati Financial Corp. .................... 99,236 10,266,957
CNA Financial Corp. ........................ 19,080 807,275
Employers Holdings, Inc. ..................... 13,783 543,050
Erie Indemnity Co. , Class A , NVS ............... 15,822 5,299,104
Fidelity National Financial, Inc. ................. 120,711 6,158,675
First American Financial Corp. ................. 64,408 4,150,452
Hanover Insurance Group, Inc. (The) ............ 23,054 2,799,217
Hartford Financial Services Group, Inc. (The) ....... 189,202 15,208,057
James River Group Holdings, Ltd. .............. 20,997 194,012
Kemper Corp. ............................ 39,509 1,922,903
Kinsale Capital Group, Inc. ................... 13,996 4,687,400
Security Shares Value
a
Property & Casualty Insurance (continued)
Lemonade, Inc.
(a) (b)
......................... 44,184 $ 712,688
Loews Corp. ............................. 116,277 8,091,716
Markel Group, Inc.
(a)
........................ 8,370 11,884,563
MBIA, Inc. .............................. 42,527 260,265
Mercury General Corp. ...................... 18,983 708,256
Old Republic International Corp. ................ 165,665 4,870,551
Palomar Holdings, Inc.
(a)
..................... 17,044 945,942
ProAssurance Corp. ........................ 26,255 362,056
Progressive Corp. (The) ..................... 345,833 55,084,280
RLI Corp. ............................... 25,720 3,423,846
Safety Insurance Group, Inc. .................. 8,605 653,894
Selective Insurance Group, Inc. ................ 38,693 3,849,180
Skyward Specialty Insurance Group, Inc.
(a)
......... 22,803 772,566
Stewart Information Services Corp. .............. 15,380 903,575
Travelers Companies, Inc. (The) ................ 135,310 25,775,202
Trupanion, Inc.
(a) (b)
......................... 25,268 770,927
United Fire Group, Inc. ...................... 16,943 340,893
W R Berkley Corp. ......................... 129,095 9,129,598
White Mountains Insurance Group Ltd.
(b)
.......... 1,635 2,460,691
285,582,384
a
Total Long-Term Investments — 99.8%
(Cost: $ 399,718,843 ) ................................ 424,537,847
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 1,053,060 1,053,692
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 774,788 774,788
a
Total Short-Term Securities — 0.4%
(Cost: $ 1,828,288 ) .................................. 1,828,480
Total Investments — 100.2%
(Cost: $ 401,547,131 ) ................................ 426,366,327
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (879,272)
Net Assets — 100.0% ................................. $ 425,487,055
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,441,975  $ —  $ (3,387,965)
(a)
$ (968) $ 650  $ 1,053,692  1,053,060  $ 6,796
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 541,341  233,447
(a)
—  —  —  774,788  774,788  20,397  —
$ (968) $ 650
$ 1,828,480
$ 27,193  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 8 03/15/24 $ 937 $ 28,895

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 424,537,847  $ —  $ —  $ 424,537,847
Short-Term Securities
Money Market Funds ...................................... 1,828,480  —  —  1,828,480
$ 426,366,327  $ —  $ —  $ 426,366,327
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 28,895  $ —  $ —  $ 28,895
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)